Financial instruments and risk management - Summary of financial instruments carried at fair value (Detail) - USD ($) $ in Millions	Dec. 31, 2018	Dec. 31, 2017
Disclosure Of Financial Instruments [Line Items]
Cash and cash equivalents	$ 10,773	$ 10,550
Investments in equity shares and funds	130
Equity shares and quoted funds	130	136
Other investments, including loans	2,782	1,152
Trade and other financial receivables	3,007	2,985
Financial assets (excluding derivative assets)	16,692	14,823
Forward contracts and option contracts: designated as hedges(f) (Section B)	8
Forward contracts and option contracts, not designated as hedges	334	(87)
Derivatives related to net debt	(288)	(177)
Trade and other financial payables	(5,552)	(5,922)
Total	11,194	8,637
Fair value [member] | Level 1 [member]
Disclosure Of Financial Instruments [Line Items]
Cash and cash equivalents	7,994
Investments in equity shares and funds	92
Equity shares and quoted funds		88
Other investments, including loans	2,544	1,037
Trade and other financial receivables	20
Financial assets (excluding derivative assets)	10,650	1,125
Total	10,650	1,125
Fair value [member] | Level 2 [member]
Disclosure Of Financial Instruments [Line Items]
Trade and other financial receivables	972	90
Financial assets (excluding derivative assets)	972	90
Forward contracts and option contracts, not designated as hedges	(25)	11
Derivatives related to net debt	(288)	(177)
Trade and other financial payables	(39)	(15)
Total	620	(91)
Fair value [member] | Level 3 [member]
Disclosure Of Financial Instruments [Line Items]
Investments in equity shares and funds	38
Equity shares and quoted funds		3
Other investments, including loans	232	88
Financial assets (excluding derivative assets)	270	91
Forward contracts and option contracts: designated as hedges(f) (Section B)	8
Forward contracts and option contracts, not designated as hedges	359	(98)
Total	637	(7)
Not held at fair value [member]
Disclosure Of Financial Instruments [Line Items]
Cash and cash equivalents	2,779	10,550
Equity shares and quoted funds		45
Other investments, including loans	6	27
Trade and other financial receivables	2,015	2,895
Financial assets (excluding derivative assets)	4,800	13,517
Trade and other financial payables	(5,513)	(5,907)
Total	$ (713)	$ 7,610